Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 5.3%
Black Belt Energy Gas District
Series 2023C , RB , 5.50% , 06/01/26 ..... USD 1,000 $ 1,007,667
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,030,801
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 963,325
Series 2022E , RB , VRDN,   5.00% , 06/01/28
(a)
5,510 5,755,909
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,550,514
Series 2023D-1 , RB ,
VRDN,   5.50% , 02/01/29
(a)
......... 2,730 2,895,323
Series 2022C-1 , RB ,
VRDN,   5.25% , 06/01/29
(a)
......... 330 347,907
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,728,502
Series 2026B , RB , 5.00% , 12/01/30
(b)
.... 400 428,116
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 813,939
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 101,530
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,614,715
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 117,748
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 103,269
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 249,558
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 262,041
Series 2023A-1 , RB ,
VRDN,   5.50% , 01/01/31
(a)
......... 5,000 5,453,550
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
3.30%, 03/12/26
(a)
................ 9,000 9,005,679
Southeast Alabama Gas Supply District (The),
Series 2024B, RB, 5.00%, 05/01/26 ..... 800 803,589
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 186,277
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,016,071
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,026,668
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,034,684
Series 2025C , RB , 5.00% , 02/01/28 ..... 840 873,249
Series 2022B-1 , RB ,
VRDN,   5.00% , 08/01/28
(a)
......... 10,500 10,933,850
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,152,855
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,052,701
Series 2025B , RB , 5.00% , 01/01/29
(b)
.... 1,310 1,367,129
Series 2025C , RB , 5.00% , 02/01/29 ..... 885 934,517
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 179,889
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,297,908
Series 2025C , RB , 5.00% , 08/01/29 ..... 1,130 1,201,160
Series 2025D , RB , 5.00% , 09/01/29
(b)
.... 600 637,353
Series 2025F , RB , 5.25% , 11/01/29 ...... 4,460 4,808,308
Series 2025B , RB , 5.00% , 01/01/30
(b)
.... 1,175 1,239,813
Series 2025D , RB , 5.00% , 09/01/30 ..... 420 452,620
Series 2025E , RB , 5.00% , 10/01/30
(b)
.... 6,000 6,514,240
73,142,974
Arizona — 0.3%
Arizona Health Facilities Authority, Series 2015B,
RB, VRDN, 2.53%, 11/04/26
(a)
......... 3,000 2,985,201
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,753,200
4,738,401
California — 2.6%
California Community Choice Financing Authority
Series 2025B , RB , 5.00% , 11/01/28 ..... 225 237,773
Security
Par (000)
Par (000) Value
California (continued)
Series 2023B-1 , RB ,
VRDN,   5.00% , 08/01/29
(a)
......... USD 4,500 $ 4,759,222
California Municipal Finance Authority, Series
2017A, RB, AMT, VRDN, 3.45%, 12/01/26
(a)
3,500 3,505,361
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29 . 4,000 4,304,788
San Diego County Water Authority, TECP,
2.35%, 06/03/26 ................. 5,600 5,599,971
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... 475 496,050
State of California, GO, 5.00%, 03/01/30 .... 2,220 2,476,674
State of California Department of Water
Resources, TECP, 2.33%, 03/11/26 ..... 4,382 4,381,754
University of California
TECP , 2.70% , 02/04/26 ............. 5,000 5,000,295
TECP , 2.65% , 02/18/26 ............. 5,000 5,000,598
35,762,486
Colorado — 2.8%
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,097,865
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,889,544
Series 2022A , RB, AMT , 5.00% , 11/15/29 . 3,310 3,584,651
City of Colorado Springs Utilities System, Series
2006B, RB, VRDN (Barclays Bank plc SBPA),
2.32%, 02/10/26
(a)
................ 1,975 1,975,000
Colorado Housing & Finance Authority, Series
2020A-1, RB, VRDN (Federal Home Loan
Bank SBPA), 2.35%, 02/10/26
(a)
....... 1,815 1,815,000
Colorado State Education Loan Program, RB,
5.00%, 06/30/26 ................. 10,000 10,112,482
University of Colorado Hospital Authority, Series
2018B, RB, VRDN (TD Bank NA SBPA),
3.20%, 02/03/26
(a)
................ 10,730 10,730,000
38,204,542
Connecticut — 2.9%
Connecticut Housing Finance Authority
(a)
Series 2020A-3 , RB , VRDN,   ( Sumitomo
Mitsui Banking Corp. SBPA ),
2.26% , 02/10/26 ................ 2,500 2,500,000
Series 2016B, Sub-Series B-4 , RB ,
VRDN,   ( JPMorgan Chase Bank NA
SBPA ), 2.30% , 02/10/26 ( GNMA/FNMA/
FHLMC ) ...................... 17,100 17,100,000
Series 2022, Sub-Series C-2 , RB ,
VRDN,   ( JPMorgan Chase Bank NA
SBPA ), 2.30% , 02/10/26 ( GNMA/FNMA/
FHLMC ) ...................... 7,675 7,675,000
Connecticut State Health & Educational Facilities
Authority
Series O , RB , VRDN,   2.35% , 02/10/26
(a)
.. 10,000 10,000,000
Series 2024A , RB , 5.00% , 07/01/26 ..... 2,050 2,071,684
39,346,684
District of Columbia — 1.4%
District of Columbia, TECP, 2.67%, 02/04/26 . 10,000 10,000,535
District of Columbia Housing Finance Agency
(a)
Series 2025B , RB , VRDN,   5.00% , 02/01/28 2,010 2,092,619
Series 2025 , RB , VRDN,   3.15% , 11/01/28
(b)
2,500 2,517,053
Metropolitan Washington Airports Authority
Aviation
Series 2021A , RB, AMT , 5.00% , 10/01/27 . 800 830,501
Series 2025A , RB, AMT , 5.00% , 10/01/28 . 865 918,117
Series 2017A , RB, AMT , 5.00% , 10/01/29 . 530 549,433

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2025A , RB, AMT , 5.00% , 10/01/29 . USD 1,735 $ 1,877,754
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN
(Bank of America NA LOC), 2.33%, 02/10/26
(a)
(c) (d)
......................... 220 220,000
19,006,012
Florida — 3.4%
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/29 .............. 810 822,071
City of West Palm Beach Utility System, Series
2008C, RB, VRDN (JPMorgan Chase Bank
NA SBPA), 2.35%, 02/10/26
(a)
......... 5,700 5,700,000
County of Broward Airport System, Series 2017,
RB, AMT, 5.00%, 10/01/29 ........... 2,265 2,348,047
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,862,481
Florida Development Finance Corp., Series
2025A, RB, AMT, VRDN, 3.40%, 09/01/28
(a) (b)
1,500 1,504,308
Florida Housing Finance Corp., Series 2026A,
RB, VRDN, 3.00%, 08/01/29
(a) (b)
....... 1,900 1,903,303
Highlands County Health Facilities
Authority, Series 2021D-2, RB, VRDN,
2.25%, 02/10/26
(a)
................ 10,000 10,000,000
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 622,577
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 342,417
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,393,956
Hillsborough County Industrial Development
Authority, Series 2024F, RB, VRDN (PNC
BANK N.A. LIQ), 2.35%, 02/10/26
(a)
..... 6,700 6,700,000
JEA Water & Sewer System, Series 2008A-
2, RB, VRDN (JPMorgan Chase Bank NA
SBPA), 2.28%, 02/10/26
(a)
........... 650 650,000
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,049,581
Orange County Health Facilities Authority
(a)
Series 2009B , RB , VRDN,   ( TD Bank NA
LOC ), 2.27% , 02/10/26 ............ 3,675 3,675,000
Series 2009C-1 , RB , VRDN,   ( TD Bank NA
LOC ), 2.27% , 02/10/26 ............ 3,715 3,715,000
46,288,741
Georgia — 4.8%
Atlanta Urban Residential Finance Authority,
Series 2025, RB, VRDN, 3.15%, 12/01/28
(a) (b)
1,200 1,207,948
City of Atlanta Department of Aviation, Series
2025BB-1, RB, AMT, 5.00%, 07/01/30 .... 2,450 2,683,085
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
3,750 3,774,839
Main Street Natural Gas, Inc.
Series 2024B , RB , 5.00% , 03/01/26 ..... 350 350,580
Series 2024A , RB , 5.00% , 03/01/26 ..... 680 681,127
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,725,154
Series 2019C , RB , VRDN,   4.00% , 09/01/26
(a)
8,520 8,568,894
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 202,441
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,016,457
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 500,647
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,793,206
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 775,332
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 972,883
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,331,839
Series 2022B , RB , VRDN,   5.00% , 06/01/29
(a)
810 849,202
Series 2025A , RB , 5.00% , 12/01/29 ..... 750 803,057
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2024E , RB , 5.00% , 12/01/29 ..... USD 2,810 $ 2,993,069
Series 2025B , RB , 5.00% , 12/01/29
(b)
.... 1,175 1,253,737
Series 2023B , RB , VRDN,   5.00% , 03/01/30
(a)
2,205 2,334,728
Series 2023A , RB , VRDN,   5.00% , 06/01/30
(a)
24,915 26,450,429
65,268,654
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,411,157
Illinois — 2.9%
Chicago Midway International Airport
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,531,092
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,020,728
Chicago O'Hare International Airport, Series
2024C, RB, AMT, 5.00%, 01/01/29 ...... 10,000 10,635,821
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 8,110,295
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 324,699
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 347,726
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 766,002
Illinois Finance Authority
Series 2004 , RB , VRDN,   ( BMO Harris Bank
NA LOC ), 2.35% , 02/10/26
(a)
........ 2,765 2,765,000
Series 2008C-1 , RB , VRDN,   ( JPMorgan
Chase Bank NA SBPA ), 2.35% , 02/10/26
(a)
1,450 1,450,000
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 403,901
Series 2019 , RB, AMT ,
VRDN,   3.45% , 11/02/26
(a)
.......... 5,000 5,014,020
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 434,573
Series 2025A , RB , 5.00% , 07/01/29
(b)
.... 1,740 1,893,791
Illinois Housing Development Authority
Series 2022F , RB , VRDN,   ( Bank of Montreal
SBPA ), 2.15% , 02/10/26 ( GNMA/FNMA/
FHLMC )
(a)
.................... 400 400,000
Series 2025D , RB , 3.35% , 04/01/30 ( GNMA/
FNMA/FHLMC ) ................. 500 507,845
State of Illinois
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,313,835
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,684,404
39,603,732
Indiana — 1.9%
Indiana Finance Authority
Series 2021B , RB , VRDN,   2.58% , 03/01/27
(a)
835 831,616
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 281,644
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 938,285
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 812,753
Series 2025D-1 , RB ,
VRDN,   5.00% , 10/01/29
(a) (b)
........ 2,665 2,865,902
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN (Barclays Bank plc LIQ),
2.43%, 02/10/26
(a) (c) (d)
.............. 6,000 6,000,000
Indianapolis Local Public Improvement
Bond Bank, Series 2025B-2, RB, AMT,
5.00%, 01/01/30 ................. 13,000 14,062,732
25,792,932
Iowa — 4.2%
Iowa Finance Authority
Series 2021 , RB , VRDN,   ( Korea
Development Bank LOC ),
2.54% , 02/10/26
(a) (d)
.............. 29,600 29,600,000

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2021 , RB, AMT , VRDN,   ( Citibank NA
LOC ), 3.88% , 04/01/26
(a)
........... USD 2,895 $ 2,894,286
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 795,904
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,425,907
57,716,097
Kansas — 2.3%
City of Burlington
(a)
Series 2007A , RB , VRDN,   2.42% , 02/10/26 22,000 22,000,000
Series 2007B , RB , VRDN,   2.42% , 02/10/26 9,000 9,000,000
31,000,000
Kentucky — 2.9%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN
(Bank of America NA LOC), 2.36%, 02/10/26
(AGM)
(a) (c) (d)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/26 ..... 375 377,853
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 436,028
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 889,151
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 510,902
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 959,244
Series 2025A , RB , VRDN,   5.25% , 12/01/29
(a)
18,000 19,153,127
Series 2024A , RB , VRDN,   5.00% , 07/01/30
(a)
10,785 11,425,008
Series 2022A-1 , RB ,
VRDN,   4.00% , 08/01/30
(a)
......... 5,830 5,876,860
40,128,173
Louisiana — 4.0%
(a)
Louisiana Housing Corp., Series 2025, RB,
VRDN, 3.15%, 04/01/29 (FHA 221(D4))
(b)
.. 3,000 3,018,640
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN,   2.70% , 02/10/26 . 4,000 4,000,000
Series 2002 , RB , VRDN,   2.70% , 12/01/37 . 6,000 6,000,000
Louisiana Public Facilities Authority, Series
2009B-1, RB, VRDN (Sumitomo Mitsui
Banking Corp. LOC), 2.25%, 02/09/26 .... 10,500 10,500,000
Parish of St. James, Series 2010B-1, RB, VRDN,
2.49%, 02/10/26 ................. 30,500 30,500,000
54,018,640
Maryland — 0.5%
Maryland Health & Higher Educational Facilities
Authority
Series 1985A , RB , VRDN,   ( TD Bank NA
LOC ), 2.25% , 02/04/26
(a)
........... 240 240,000
Series 2025B , RB , VRDN,   ( JPMorgan Chase
Bank NA SBPA ), 2.10% , 02/10/26
(a)
... 5,100 5,100,000
Series 2026A , RB , 5.00% , 08/15/30
(b)
.... 1,325 1,459,646
6,799,646
Massachusetts — 1.9%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,248,241
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,342,460
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,459,812
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,569,952
Massachusetts Bay Transportation Authority,
Series B-TE, 2.33%, 03/19/26 ......... 3,500 3,499,988
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority
Sales Tax, TECP, 2.66%, 02/11/26 ...... USD 2,000 $ 2,000,191
Massachusetts Health & Educational Facilities
Authority, Series P2, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 1.75%, 02/10/26
(a)
. 4,000 4,000,000
Massachusetts Water Resources Authority
Series 1999B , RB , VRDN,   ( TD Bank NA
LOC ), 2.30% , 02/10/26
(a)
........... 900 900,000
TECP , 2.30% , 03/05/26 ............. 10,000 9,999,978
26,020,622
Michigan — 1.0%
Michigan Finance Authority, Series 2025D, RB,
VRDN, 2.30%, 02/10/26
(a)
........... 7,600 7,600,000
Michigan Strategic Fund, Series 2001, RB,
4.13%, 08/01/27 ................. 2,700 2,735,213
Oakland University, Series 2008, RB,
VRDN (JPMorgan Chase Bank NA LOC),
2.15%, 02/10/26
(a)
................ 1,000 1,000,000
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,207,645
Walled Lake Consolidated School District, Series
2024, GO, 5.00%, 05/01/26 (Q-SBLF) .... 475 477,765
13,020,623
Minnesota — 0.6%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,972,535
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN (Royal Bank of Canada
SBPA), 2.26%, 02/10/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,265 4,265,000
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) .................. 490 515,478
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) .................. 290 312,561
8,065,574
Mississippi — 0.1%
Mississippi Business Finance Corp., Series
2010F, RB, VRDN, 2.30%, 02/10/26
(a)
.... 1,250 1,250,000
Missouri — 0.5%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,356,943
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,335,676
Industrial Development Authority of the City of
St. Louis Missouri (The), Series 2025, RB,
VRDN, 3.15%, 04/01/28
(a) (b)
.......... 1,500 1,507,185
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN (Royal Bank of Canada LOC),
2.33%, 02/10/26
(a) (c) (d)
.............. 2,000 2,000,000
7,199,804
Nebraska — 1.2%
Lincoln Nebraska Electric, TECP,
2.65%, 02/09/26 ................. 3,500 3,500,279
Nebraska Public Power District, TECP,
2.39%, 03/24/26 ................. 3,500 3,500,000

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska (continued)
Omaha Nebraska Airport Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2024-XG0593, RB, VRDN (Bank of
America NA LIQ), 2.48%, 02/10/26 (AGC)
(a) (c) (d)
USD 10,000 $ 10,000,000
17,000,279
Nevada — 0.3%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,339,606
State of Nevada Department of Business &
Industry, Series 2001, RB, AMT, VRDN,
3.45%, 06/01/26
(a) (d)
............... 2,500 2,502,221
3,841,827
New Hampshire — 0.7%
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.00%, 07/01/26
(a)
................ 5,195 5,209,895
State of New Hampshire
Series 2025A , GO , 5.00% , 04/01/26 ..... 2,460 2,471,113
Series 2025A , GO , 5.00% , 04/01/27 ..... 1,600 1,651,709
9,332,717
New Jersey — 1.0%
Borough of Oradell, GO, 4.00%, 07/21/26 ... 4,156 4,180,447
Borough of Pompton Lakes, GO,
4.00%, 06/05/26 ................. 3,288 3,304,473
New Jersey Higher Education Student
Assistance Authority
Series 2025-2 , RB, AMT ,
VRDN,   5.00% , 06/02/26
(a)
......... 2,700 2,717,957
Series 2024B , RB, AMT , 5.00% , 12/01/27 . 1,600 1,656,849
New Jersey Housing & Mortgage Finance
Agency
Series 2025E , RB ,
VRDN,   3.15% , 12/01/28
(a) (b)
........ 1,100 1,105,757
Series 2025M , RB , 3.38% , 04/01/29 ..... 300 304,333
Series 2025M , RB , 3.45% , 10/01/29 ..... 475 483,398
Series 2025M , RB , 3.55% , 04/01/30 ..... 250 255,179
14,008,393
New Mexico — 1.1%
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 445,827
Series 2025 , RB , 5.00% , 05/01/28
(b)
..... 480 500,778
Series 2025 , RB , 5.00% , 05/01/29 ...... 635 672,276
Series 2025 , RB , VRDN,   5.00% , 11/01/30
(a) (b)
12,805 13,655,956
15,274,837
New York — 9.4%
Empire State Development Corp., Series
2004A-3-C, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 2.29%, 02/10/26
(a)
..... 1,495 1,495,000
Honeoye Falls-Lima Central School District, GO,
4.00%, 06/25/26 (SAW) ............ 5,600 5,633,470
Long Island Power Authority
2.35% , 03/16/26 .................. 8,700 8,700,000
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,124,384
New York City Housing Development Corp.
(a)
Series 2022C3 , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.25% , 02/10/26 ........ 1,000 1,000,000
Security
Par (000)
Par (000) Value
New York (continued)
Series 2006A , RB , VRDN,   ( Federal
National Mortgage Association LOC ),
2.35% , 02/10/26 ................ USD 8,000 $ 8,000,000
Series 2024F-2 , RB , VRDN,   3.40% , 01/02/29 10,000 10,100,713
Series 2025C-2 , RB ,
VRDN,   3.75% , 07/02/29 .......... 1,925 1,963,110
Series 2026A-2 , RB ,
VRDN,   3.25% , 02/01/30
(b)
......... 12,780 12,912,031
New York City Municipal Water Finance
Authority
(a)
Series BB , RB , VRDN,   ( TD Bank NA SBPA ),
2.27% , 02/10/26 ................ 10,225 10,225,000
Series 2010CC , RB , VRDN,   ( State Street
Bank & Trust Co. SBPA ), 3.20% , 02/10/26 12,300 12,300,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2025D , RB , 5.00% , 05/01/26 ..... 4,450 4,479,743
Series 2025D , RB , 5.00% , 05/01/29 ..... 2,500 2,710,382
New York State Dormitory Authority
(a)
Series 2008A , RB , VRDN,   ( JPMorgan Chase
Bank NA SBPA ), 2.25% , 02/10/26 .... 1,200 1,200,000
Series 2009A , RB , VRDN,   2.40% , 02/10/26 1,935 1,935,000
New York State Housing Finance Agency
(a)
Series 2025B-3 , RB , VRDN,   ( Barclays Bank
plc SBPA ), 3.20% , 02/03/26 ( SONYMA ) 5,000 5,000,000
Series 2025D-2 , RB , VRDN,   3.15% , 11/01/29
( SONYMA )
(b)
................... 14,000 14,075,103
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,834,185
State of New York Mortgage Agency Homeowner
Mortgage, Series 247, RB, VRDN (TD Bank
NA SBPA), 2.30%, 02/10/26 (SONYMA)
(a) (d)
8,500 8,500,000
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 3.49%, 02/02/26
(a)
. 11,000 11,004,037
128,192,158
North Carolina — 1.4%
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,021,814
Inlivian
(a)
Series 2025 , RB , VRDN,   3.63% , 11/01/27 . 4,000 4,050,162
Series 2025 , RB , VRDN,   3.30% , 11/01/28 . 3,150 3,189,436
North Carolina Medical Care Commission,
Series 2025B, RB, VRDN, 5.00%, 06/04/30
(a)
3,200 3,485,717
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27 ................. 5,000 5,148,546
University of North Carolina at Chapel Hill,
Series 2003B, RB, VRDN (TD Bank NA
SBPA), 2.27%, 02/10/26
(a)
........... 2,815 2,815,000
19,710,675
Ohio — 4.4%
City of Columbus Sewerage, Series 2008B, RB,
VRDN, 2.32%, 02/10/26
(a)
........... 4,000 4,000,000
City of Miamisburg
Series 2025 , GO , 3.75% , 02/10/26 ( ST
STANDBY NT PURCHASE ) ........ 2,000 2,000,461
GO , 3.75% , 10/21/26 ( ST STANDBY NT
PURCHASE )
(b)
................. 2,800 2,824,022
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,804,189
County of Allen
(a)
Series 2025D , RB , VRDN,   ( TRUIST BANK
LOC ), 3.20% , 02/03/26
(b)
........... 8,500 8,500,000

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2025C , RB , VRDN,   ( PNC BANK N.A.
LOC ), 2.29% , 02/10/26 ............ USD 19,100 $ 19,100,000
County of Franklin
(a)
Series 1998B , RB , VRDN,   ( Northern Trust
Co. (The) LOC ), 2.15% , 02/10/26 ..... 2,915 2,915,000
Series 2009B , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.15% , 02/10/26 ........ 7,100 7,100,000
Lancaster Port Authority, Series 2024A, RB,
VRDN, 5.00%, 08/01/30
(a)
........... 2,225 2,367,129
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,273,296
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 2.51%, 12/01/26
(a)
6,500 6,463,008
60,347,105
Oklahoma — 0.4%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 2.35%, 02/10/26
(a)
.... 5,400 5,400,000
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/26 ................. 400 401,700
5,801,700
Oregon — 2.7%
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,189,516
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,300,363
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28 ................. 4,555 4,838,191
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,313,402
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,273,618
36,915,090
Pennsylvania — 3.9%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC )
(b)
...................... 5,215 5,533,035
Series 2025A , RB, AMT , 5.00% , 01/01/30 . 5,410 5,831,420
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 2.86%, 02/10/26
(a)
........... 1,000 995,062
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,064,843
Pennsylvania Economic Development Financing
Authority
(a)
Series 2010B , RB , VRDN,   2.87% , 04/01/26 1,000 1,000,439
Series 2021A , RB, AMT ,
VRDN,   4.00% , 07/01/26 .......... 5,225 5,230,627
Series 2019B-2 , RB, AMT ,
VRDN,   3.25% , 07/15/26 .......... 1,800 1,800,256
Series 2019A , RB, AMT ,
VRDN,   3.88% , 08/03/26 .......... 10,500 10,530,212
Series 2025A , RB , VRDN,   5.00% , 03/15/30 12,000 12,902,701
Pennsylvania Housing Finance Agency
Series 2025-149A , RB , 5.00% , 04/01/29 .. 400 427,415
Series 2025-149A , RB , 5.00% , 10/01/29
(b)
. 500 540,630
Series 2025-149A , RB , 5.25% , 04/01/30 .. 200 218,909
Sports & Exhibition Authority of Pittsburgh &
Allegheny County, Series 2007-A, RB, VRDN
(PNC BANK N.A. SBPA), 2.29%, 02/10/26
(AGM)
(a)
...................... 4,700 4,700,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... USD 1,870 $ 1,974,175
53,749,724
South Carolina — 0.3%
Charleston County School District, GO,
4.00%, 04/01/26 (SCSDE)
(b)
.......... 2,000 2,005,800
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 688,941
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 507,528
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 519,460
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 2.40%, 02/10/26 (BAM-
TCRS)
(a) (c) (d)
.................... 700 700,000
4,421,729
South Dakota — 0.0%
South Dakota Housing Development Authority
(b)
Series 2026A , RB , 2.80% , 11/01/29 ( GNMA/
FNMA/FHLMC ) ................. 325 326,397
Series 2026A , RB , 2.85% , 05/01/30 ( GNMA/
FNMA/FHLMC ) ................. 300 301,424
627,821
Tennessee — 3.0%
Metropolitan Government of Nashville &
Davidson County
TECP , 2.55% , 03/05/26 ............. 5,000 4,999,987
TECP , 2.75% , 03/17/26 ............. 7,000 7,002,138
Metropolitan Nashville Airport Authority (The),
Series 2026B, RB, AMT, 5.00%, 07/01/30
(b)
1,350 1,475,930
Rutherford County Health & Educational
Facilities Board, Series 2025B1, RB, VRDN,
5.00%, 11/15/30
(a)
................ 4,600 5,049,591
Tennergy Corp.
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 218,940
Series 2021A , RB , VRDN,   4.00% , 09/01/28
(a)
3,610 3,677,402
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 660,544
Series 2022A , RB , VRDN,   5.50% , 12/01/30
(a)
5,000 5,349,287
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 1,850 1,869,761
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 6,000,943
Series 2023A-1 , RB ,
VRDN,   5.00% , 05/01/28
(a)
......... 5,000 5,181,836
41,486,359
Texas — 18.1%
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF) .......... 2,000 2,057,265
AUSTIN TEX ARPT SYS REV AMT BDS 2022,
TECP, 2.63%, 03/03/26 ............. 7,760 7,761,630
Board of Regents of the University of Texas
System
TECP , 2.65% , 03/18/26 ............. 10,000 10,003,687
TECP , 2.58% , 06/09/26 ............. 6,500 6,505,627
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,683,757
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 630,015
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 665,214
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 755,519
City of Houston Airport System, Series 2025A,
RB, AMT, 5.00%, 07/01/30 ........... 5,000 5,451,753

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston Combined Utility System,
Series 2018C, RB, VRDN (null LOC),
2.29%, 02/10/26
(a)
................ USD 22,700 $ 22,700,000
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/26 ...... 2,200 2,202,087
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,780,914
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,365,406
City of San Antonio, Series A, 2.68%, 05/12/26 12,300 12,306,566
Clifton Higher Education Finance Corp.
Series 2025 , RB , 5.00% , 08/15/28 ( PSF ) .. 1,850 1,961,438
Series 2025 , RB , 5.00% , 08/15/29 ( PSF ) .. 1,850 2,003,567
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/26 (PSF) .......... 2,500 2,502,464
Dallas Fort Worth International Airport
Series 2023C , RB, AMT , 5.00% , 11/01/28 . 6,930 7,345,838
Series 2025A-1 , RB, AMT , 5.00% , 11/01/29 10,000 10,803,202
El Paso Electric Co.
TECP , 2.75% , 03/04/26 ............. 6,400 6,401,381
TECP , 2.70% , 03/17/26 ............. 2,600 2,600,764
TECP , 2.47% , 04/07/26 ............. 4,100 4,099,622
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF) ..... 1,950 1,978,597
Harris County Cultural Education Facilities
Finance Corp.
(a)
Series 2015-2 , RB , VRDN,   ( TD Bank NA
LOC ), 2.25% , 02/09/26 ............ 3,625 3,625,000
Series 2024F , RB , VRDN,   2.10% , 02/10/26 6,000 6,000,000
Series 2009C, Sub-Series C-1 , RB ,
VRDN,   2.25% , 02/10/26 .......... 12,900 12,900,000
Series 2015-3 , RB , VRDN,   ( TD Bank NA
LOC ), 2.25% , 02/10/26 ............ 5,195 5,195,000
Series 2024D , RB , VRDN,   2.30% , 02/10/26 2,500 2,500,000
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 5,000 5,004,891
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 590 629,739
Series 2025A , GO , 5.00% , 08/15/29 ( PSF ) 680 740,294
Lewisville Independent School District, Series
2025, GO, 5.00%, 08/15/29 (PSF)
(b)
..... 1,750 1,912,014
Love Field Airport Modernization Corp., Series
2021, RB, AMT, 5.00%, 11/01/30 ....... 2,500 2,735,508
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,343,220
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,862,923
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,017,298
State of Texas
(a)
Series 2011C , GO , VRDN,   ( Federal Home
Loan Bank SBPA ), 2.30% , 02/10/26 ... 3,100 3,100,000
Series 2025B , GO , VRDN,   ( Federal Home
Loan Bank SBPA ), 2.40% , 02/10/26 ... 10,100 10,100,000
Tarrant County Cultural Education Facilities
Finance Corp.
Series 2024B , RB , 5.00% , 07/01/26 ..... 875 884,037
Series 2025B , RB , VRDN,   5.00% , 11/15/29
(a)
10,000 10,837,988
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,037,684
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,262,465
Texas A&M University, TECP, 2.28%, 05/19/26 7,000 6,998,949
Texas Municipal Gas Acquisition & Supply Corp.
III, Series 2021, RB, 5.00%, 12/15/26 .... 1,850 1,884,447
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply
Corp. IV, Series 2023A, RB, VRDN,
5.50%, 01/01/30
(a)
................ USD 22,235 $ 23,739,138
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 777,747
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,107,732
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 4,250 4,254,189
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30
(b)
............. 890 983,346
246,999,922
Utah — 0.1%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,050,338
Virginia — 1.9%
Loudoun County Economic Development
Authority, Series 2013A, RB, VRDN,
2.40%, 02/10/26
(a)
................ 16,795 16,795,000
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,450,323
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,973,589
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,755,411
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 713,081
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,143,117
25,830,521
Washington — 1.8%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,633,165
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,694,867
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,864,799
Port of Seattle
Series 2018 , RB, AMT , 5.00% , 05/01/28 .. 2,905 2,986,648
Series 2024B , RB, AMT , 5.00% , 07/01/28 . 6,250 6,593,995
State of Washington
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,589,645
Series 2019B , GO , 5.00% , 06/01/30 ..... 555 589,471
Washington State Housing Finance
Commission
(a)
Series 2016VR-1N , RB , VRDN,   ( Royal Bank
of Canada SBPA ), 2.25% , 02/10/26 ... 4,700 4,700,000
Series 2025 , RB , VRDN,   2.70% , 10/01/27
(b)
1,825 1,817,661
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 563,044
25,033,295
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 1,013,246
Wisconsin — 1.4%
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. 7,000 7,047,664
Wisconsin Health & Educational Facilities
Authority
(a)
Series 2008B , RB , VRDN,   ( TD Bank NA
LOC ), 3.20% , 02/03/26 ............ 9,665 9,665,000

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2018C-2 , RB ,
VRDN,   2.46% , 07/01/26 .......... USD 2,000 $ 1,993,161
18,705,825
Wyoming — 0.4%
Wyoming Community Development Authority,
Series 2022-2, RB, VRDN (Barclays Bank
plc SBPA), 2.15%, 02/10/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 5,300 5,300,000
Total Long-Term Investments — 100 .2%
(Cost: $ 1,361,672,034 ) ............................ 1,370,429,055
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.03%
(e) (f)
......... 60,231 60,237
Total Short-Term Securities — 0.0%
(Cost: $ 60,237 ) ................................. 60,237
Total Investments — 100 .2%
(Cost: $ 1,361,732,271 ) ............................ 1,370,489,292
Liabilities in Excess of Other Assets — (0.2) % ............. (2,328,894)
Net Assets — 100.0% ...............................
$ 1,368,160,398
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 18,482 $ 41,755
(a)
$ — $ — $ — $ 60,237 60,231 $ 7,506 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,370,429,055 $ — $ 1,370,429,055
Short-Term Securities
Money Market Funds ...................................... 60,237 — — 60,237
$ 60,237 $ 1,370,429,055 $ — $ 1,370,489,292
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes